Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital.
Information about share capital

	AS OF DECEMBER 31,
	2021	2022
Share capital (in thousands of euros)	27,191	47,660

Number of outstanding shares	135,953,657	238,297,642

Nominal value per share (in euros)	0.20	€0.20	€